Expense Example {- Fidelity® Growth Company Fund} - 11.30 Fidelity Growth Company Fund - K PRO-07 - Fidelity® Growth Company Fund - Fidelity Growth Company Fund-Class K	Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930